Organization	4 Months Ended
Sep. 30, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization
1. ORGANIZATION
The Franklin Templeton Holdings Trust (the “Trust”) was organized as a Delaware statutory trust on April 19, 2021 and is governed by the Agreement and Declaration of Trust dated as of May 10, 2022. The Trust is not registered as an investment company under the Investment Company Act of 1940, as amended (the “Investment Company Act”) and is not a commodity pool for purposes of the Commodity Exchange Act (“CEA”). The Trust currently offers a single series, the Franklin Responsibly Sourced Gold ETF (the “Fund”). Franklin Holdings, LLC is the Sponsor of the Trust (the “Sponsor”). The Sponsor is not subject to regulation by the Commodity Futures Trading Commission (“CFTC”) as a commodity pool operator with respect to the Fund, or a commodity trading advisor with respect to the Fund. The Fund issues shares (the “Shares”), which represent units of fractional undivided beneficial interest in the Fund. The Shares of the Fund are listed on the NYSE Arca, Inc. (“NYSE Arca”). The investment objective of the Fund is for the Shares to reflect the performance of the price of gold bullion, less the Fund’s expenses. The Fund’s only ordinary recurring expense is the Sponsor’s annual fee of 0.15% of the NAV of the Fund. The assets of the Fund include only gold bullion and cash, if any. The Fund seeks to hold only responsibly sourced gold in the Fund’s allocated account. The Fund defines responsibly sourced gold for this purpose as London Good Delivery gold bullion bars that were refined on or after January 1, 2012 (also referred to herein as “post-2012 gold”). All post-2012 gold has been refined in accordance with London Bullion Market Association’s (“LBMA”) Responsible Gold Guidance (the “Gold Guidance”). The Shares were first listed for trading on NYSE Arca on June 30, 2022.
BNY Mellon Asset Servicing, a division of The Bank of New York Mellon, or “BNYM,” is the Fund’s Administrator (the “Administrator”) and Transfer Agent (the “Transfer Agent”). BNYM also serves as the custodian of the Fund’s cash, if any. JPMorgan Chase Bank, N.A., London branch (“JPMorgan”), is the custodian (the “Custodian”) of the Fund’s gold bullion. Delaware Trust Company, a subsidiary of the Corporation Service Company, is the Trustee of the Trust. Franklin Distributors, LLC is the marketing agent of the Trust (the “Marketing Agent”).
Shares of the Fund are listed on the NYSE Arca under the ticker symbol “FGLD”. The market price of the Shares may be different from the NAV per Share. Shares may be purchased from the Trust only by certain eligible financial institutions called Authorized Participants and only in one or more blocks of 50,000 Shares (“Creation Units”) in exchange for gold. The Fund issues Shares in Creation Units on a continuous basis at the applicable NAV per Share on the creation order date. Except when aggregated in Creation Units, the Shares are not redeemable securities.
The Fund is an “emerging growth company” as that term is used in the Securities Act of 1933, as amended (the “Securities Act”), and, as such, the Fund may elect to comply with certain reduced public company reporting requirements.
On May 24, 2022, the initial Authorized Participant, JP Morgan Securities LLC (the “Initial AP”), purchased 100,000 Shares at a per-Share
price of $25 (the “Seed Creation Units”). Total proceeds to the Fund from the sale of the Seed Creation Units were 1,338.976 ounces of gold. The value of gold deposited with the Fund was $2,500,000 based on the LBMA Gold Price PM on May 24, 2022 of $1,867.10 per ounce of gold. Delivery of the Seed Creation Units was made on May 26, 2022.
The statement of assets and liabilities and schedule of investments at September 30, 2022 and the statements of operations, cash flows and changes in net assets for the period ended September 30, 2022, have been prepared on behalf of the Fund and are unaudited. In the opinion of management of the Sponsor of the Trust, all adjustments (which include normal recurring adjustments) necessary to present fairly the financial position and results of operations for the period ended September 30, 2022 have been made. In addition, interim period results are not necessarily indicative of results for a full-year period.

As the fund had no operations prior to the initial seeding on May 24, 2022, comparative statements for prior year have not been included.
The fiscal year of the Fund is March 31st.